Equity transactions (Details) - USD ($)					12 Months Ended
	May 28, 2025	Dec. 11, 2024	May 31, 2024	May 09, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 10, 2024	Dec. 09, 2024	Jun. 26, 2018	Jan. 29, 2008
Equity transactions
Preferred stock, shares authorized					10,000,000	10,000,000			10,000,000	1,000,000
Preferred stock, shares issued					0	0
Preferred stock, shares outstanding					0	0
Ordinary shares, par value					$ 0.004	$ 0.004
Number of shares issued	14,050,000
Fair value of shares issued	$ 0.9
Proceeds from shares issuance	$ 12,645,000				$ 12,645,000
Repurchase of shares (in shares)	4,400,000
Purchase price	$ 0.9
Payments on repurchase of shares	$ 3,960,000				$ 3,960,000
Lianteng Limited | 2024 Notes
Equity transactions
Ordinary shares, par value		$ 0.004
Issuance of ordinary shares		10,912,168
Riches Holdings Limited [Member]
Equity transactions
Business combination consideration transferred			$ 13,400,000
Riches Holdings Limited [Member] | Lianteng Limited
Equity transactions
Business combination consideration transferred			$ 13,400,000	$ 13,400,000
Riches Holdings Limited [Member] | Lianteng Limited | 2024 Notes
Equity transactions
Ordinary shares, par value							$ 0.004	$ 0.004